BORROWINGS - Current and Non-current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Bank loans	$ 812	$ 10,156
Other loans	2,026	149
Sub-Total	2,838	10,305
Non-current
Bank loans	55	600
Other loans	806	1,335
Borrowings	861	1,935
TOTAL	$ 3,699	$ 12,240	$ 25,968	$ 51,386